Earnings Per Share - Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	486,892,062	495,687,352	486,639,796	495,597,737
Weighted-average number of vested DSUs	279,338	410,886	289,885	418,730
Basic	487,171,400	496,098,238	486,929,681	496,016,467
Effect of stock options and TRSUs	0	1,160,834	784,132	1,093,324
Diluted	487,171,400	497,259,072	487,713,813	497,109,791